D4 Contractual obligations	12 Months Ended
Dec. 31, 2023
Disclosure Of Contractual Obligations [Abstract]
D4 Contractual obligations

Contractual obligations

Contractual obligations, SEK billion

	Payment due by period
2023	<1 year	1–3 years	3–5 years	>5 years	Total
Current and non-current debt 1)	18.3	4.9	18.4	12.0	53.6
Lease obligations 2)	2.6	3.6	1.3	1.1	8.6
Other non-current liabilities	–	0.1	0.6	–	0.7
Purchase obligations 3)	18.4	0.7	0.2	–	19.3
Trade payables	27.8	–	–	–	27.8
Commitments for customer finance 4)	27.3	5.7	4.0	–	37.0
Derivatives liabilities 4)	1.3	0.2	0.3	–	1.8
Total	95.7	15.2	24.8	13.1	148.8

2022
Current and non-current debt 1)	6.3	12.9	9.1	11.2	39.5
Lease obligations 2)	3.0	4.4	2.1	1.1	10.6
Other non-current liabilities	–	0.6	–	0.1	0.7
Purchase obligations 3)	17.8	3.1	0.2	–	21.1
Trade payables	38.4	–	–	–	38.4
Commitments for customer finance 4)	44.3	8.6	1.2	–	54.1
Derivatives liabilities 4)	0.9	1.1	0.6	–	2.6
Total	110.7	30.7	13.2	12.4	167.0

1)	Current and non-current debt, including interest commitments.
2)	Future lease obligations, nominal lease liability, see also note C3 “Leases.”
3)	The amounts of purchase obligations are gross, before deduction of any related provisions.
4)	See also note F1 “Financial risk management.”
Contractual purchase obligations and trade payables at the end of 2023 were lower than the previous year as supply chain constraints have eased and lower supply volumes. Demand for customer finance arrangements continues to be strong. The outstanding commitment in 2023 decreased as the financing facility was utilized for the business in India during the year.